September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-Q

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-Q filing for the quarter ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Large Cap Growth Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Large Cap Growth Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 100.16%                                                                                               $176,958,735
(Cost $152,573,291)

Aluminum 0.63%                                                                                                         1,121,050
Alcoa, Inc. (L)                                                                                         35,000         1,121,050

Biotechnology 4.23%                                                                                                    7,468,560
Amgen, Inc. (I)                                                                                         87,000         4,948,560
Biogen Idec, Inc. (I)                                                                                   42,000         2,520,000

Brewers 1.18%                                                                                                          2,084,460
Anheuser-Busch Cos., Inc.                                                                               40,163         2,084,460

Broadcasting & Cable TV 4.92%                                                                                          8,687,257
Comcast Corp. (Special Class A) (I) (L)                                                                172,125         4,612,950
DIRECTV Group, Inc. (The) (I)                                                                          164,642         2,668,847
Liberty Media Corp. (Class A) (I)                                                                      140,000         1,187,200
Liberty Media International, Inc. (I)                                                                    7,000           218,260

Casinos & Gaming 0.55%                                                                                                   970,200
International Game Technology                                                                           30,000           970,200

Communications Equipment 6.62%                                                                                        11,693,570
Avaya, Inc. (I)                                                                                        105,000         1,538,250
Cisco Systems, Inc. (I)                                                                                214,500         4,474,470
Motorola, Inc. (L)                                                                                     215,000         3,424,950
Nokia Corp., American Depositary Receipt (ADR) (Finland)                                                65,000           755,300
Nortel Networks Corp. (Canada) (I)                                                                     410,000         1,500,600

Computer & Electronics Retail 1.50%                                                                                    2,648,800
Best Buy Co., Inc.                                                                                      55,000         2,648,800

Computer Storage & Peripherals 2.82%                                                                                   4,991,350
EMC Corp. (I) (L)                                                                                      455,000         4,991,350

Construction & Farm Machinery 1.58%                                                                                    2,792,620
Caterpiller, Inc.                                                                                       38,000         2,792,620

Consumer Finance 0.86%                                                                                                 1,525,040
Capital One Financial Corp.                                                                             22,000         1,525,040

Diversified Commercial Services 1.55%                                                                                  2,745,600
Cendant Corp.                                                                                          120,000         2,745,600

Electrical Components & Equipment 1.37%                                                                                2,428,000
Emerson Electric Co.                                                                                    40,000         2,428,000

Electronic Equipment Manufacturers 1.14%                                                                               2,008,300
Parker-Hannifin Corp.                                                                                   35,000         2,008,300

Electronic Manufacturing Services 0.51%                                                                                  905,040
Flextronics International Ltd. (Singapore) (I) (L)                                                      72,000           905,040

Employment Services 1.47%                                                                                              2,589,047
Manpower, Inc.                                                                                          59,450         2,589,047

General Merchandise Stores 1.81%                                                                                       3,197,600
Family Dollar Stores, Inc. (L)                                                                          60,000         1,671,600
Target Corp.                                                                                            35,000         1,526,000

Health Care Equipment 2.90%                                                                                            5,125,174
Medtronic, Inc. (L)                                                                                     64,776         3,217,424
Zimmer Holdings, Inc. (I) (L)                                                                           25,000         1,907,750

Health Care Services 1.11%                                                                                             1,968,000
Express Scripts, Inc. (I) (L)                                                                           30,000         1,968,000

Home Improvement Retail 1.34%                                                                                          2,360,400
Home Depot, Inc. (The)                                                                                  70,000         2,360,400

Household Products 2.24%                                                                                               3,951,290
Clorox Co. (The)                                                                                        27,000         1,343,790
Procter & Gamble Co. (The)                                                                              50,000         2,607,500

Hypermarkets & Super Centers 1.19%                                                                                     2,097,858
Costco Wholesale Corp.                                                                                  30,000         1,219,800
Wal-Mart Stores, Inc.                                                                                   16,564           878,058

Industrial Conglomerates 6.12%                                                                                        10,806,112
3M Co.                                                                                                  20,000         1,647,200
General Electric Co.                                                                                   275,456         9,158,912

Internet Retail 0.62%                                                                                                  1,092,000
IAC InterActiveCorp (I) (L)                                                                             40,000         1,092,000

Internet Software & Services 2.27%                                                                                     4,004,000
Yahoo! Inc. (I) (L)                                                                                    130,000         4,004,000

Investment Banking & Brokerage 2.33%                                                                                   4,110,364
Goldman Sachs Group, Inc. (The)                                                                         15,600         1,375,764
Merrill Lynch & Co., Inc.                                                                               55,000         2,734,600

Managed Health Care 1.28%                                                                                              2,264,400
UnitedHealth Group, Inc. (L)                                                                            36,000         2,264,400

Movies & Entertainment 3.68%                                                                                           6,509,450
Time Warner, Inc. (I) (L)                                                                              280,000         4,662,000
Viacom, Inc. (Class B) (I)                                                                              55,000         1,847,450

Multi-Line Insurance 1.80%                                                                                             3,179,250
American International Group, Inc.                                                                      45,000         3,179,250

Oil & Gas Drilling 1.02%                                                                                               1,806,600
ENSCO International, Inc.                                                                               60,000         1,806,600

Oil & Gas Equipment & Services 1.83%                                                                                   3,227,900
BJ Services Co. (I) (L)                                                                                 65,000         3,227,900

Oil & Gas Exploration & Production 2.49%                                                                               4,403,200
Apache Corp.                                                                                            40,000         1,861,200
EOG Resources, Inc.                                                                                     40,000         2,542,000

Other Diversified Financial Services 0.87%                                                                             1,543,150
Citigroup, Inc.                                                                                         35,000         1,543,150

Personal Products 1.12%                                                                                                1,975,500
Estee Lauder Cos., Inc. (The) (Class A)                                                                 45,000         1,975,500

Pharmaceuticals 9.91%                                                                                                 17,519,676
Abbot Laboratories                                                                                      40,000         1,574,000
Alnylam Pharmaceuticals, Inc. (I)                                                                      470,450         2,422,817
Forest Laboratories, Inc. (I)                                                                           30,000         1,508,700
Johnson & Johnson                                                                                       80,017         4,422,540
Merck & Co., Inc.                                                                                       25,000         1,133,750
Pfizer, Inc.                                                                                           202,061         6,457,869

Reinsurance 0.99%                                                                                                      1,749,000
RenaissanceRe Holdings Ltd. (Bermuda)                                                                   33,000         1,749,000

Restaurants 1.17%                                                                                                      2,062,500
McDonald's Corp.                                                                                        75,000         2,062,500

Semiconductor Equipment 2.58%                                                                                          4,559,300
Applied Materials, Inc. (I) (L)                                                                        155,000         2,630,350
ASML Holding NV (NY Reg Shares) (Netherlands) (I)                                                       75,000         1,065,750
Emulex Corp. (I) (L)                                                                                    80,000           863,200

Semiconductors 5.73%                                                                                                  10,120,120
Analog Devices, Inc.                                                                                    65,000         2,580,500
Fairchild Semiconductor International, Inc. (I)                                                        100,000         1,469,000
Intel Corp. (L)                                                                                        249,000         6,070,620

Soft Drinks 0.99%                                                                                                      1,754,400
Coca-Cola Co. (The)                                                                                     40,000         1,754,400

Specialty Stores 0.91%                                                                                                 1,599,952
Staples, Inc. (L)                                                                                       55,400         1,599,952

Systems Software 7.37%                                                                                                13,022,179
BEA Systems, Inc. (I)                                                                                  244,000         1,583,560
Microsoft Corp.                                                                                        302,650         8,613,419
Oracle Corp. (I)                                                                                       160,000         1,681,600
VERITAS Software Corp. (I)                                                                              60,000         1,143,600

Thrifts & Mortgage Finance 2.02%                                                                                       3,574,216
Fannie Mae                                                                                              27,360         1,941,466
Sovereign Bancorp, Inc. (L)                                                                             75,000         1,632,750

Wireless Telecommunication Services 1.54%                                                                              2,716,250
Vodafone Group Plc, ADR (United Kingdom)                                                               125,000         2,716,250

Issuer                                                                                                  Shares             Value
RIGHTS 0.00%                                                                                                              $8,414
(Cost $0)

Broadcasting & Cable TV 0.00%                                                                                              8,414
Liberty Media International, Inc.                                                                        1,400             8,414

                                                                                       Interest      Par value
Issuer, Description, Maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 0.01%                                                                                             $22,000
(Cost $22,000)

Joint Repurchase Agreement 0.01%                                                                                          22,000
Investment in a joint repurchase agreement transaction with
Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasuy Inflation Indexed Bond 3.625% due 04-15-28, U.S.
Treasuy Inflation Indexed Note 3.000% due 07-15-12)                                    1.330%              $22            22,000

Cash Equivalents 27.69%                                                                                               48,924,980
AIM Cash Investment Trust (T)                                                                                         48,924,980

TOTAL INVESTMENTS 127.86%                                                                                           $225,914,129

OTHER ASSETS AND LIABILITIES, NET (27.86%)                                                                          ($49,230,299)

TOTAL NET ASSETS 100.00%                                                                                            $176,683,830


John Hancock
Large Cap Growth Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $201,520,271. Gross unrealized appreciation and depreciation of investments aggregated $29,976,394 and $5,582,536, respectively, resulting in net unrealized appreciation of $24,393,858.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Large Cap Growth Fund.

200Q3  7/04
       9/04

JOHN HANCOCK
Mid Cap Growth Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Mid Cap Growth Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 100.00%                                                                                               $138,220,058
(Cost $133,071,931)

Advertising 1.63%                                                                                                      2,247,024
Omnicom Group, Inc.                                                                                     31,200         2,247,024

Airlines 1.37%                                                                                                         1,895,500
AirTran Holdings, Inc. (I)(L)                                                                          170,000         1,895,500

Apparel, Accessories And Luxury Goods 2.57%                                                                            3,551,570
Coach, Inc. (I)                                                                                         83,000         3,551,570

Application Software 2.01%                                                                                             2,775,773
BEA Systems, Inc. (I)                                                                                  197,700         1,283,073
Manhattan Associates, Inc. (I)                                                                          57,500         1,492,700

Asset Management & Custody Banks 1.74%                                                                                 2,410,275
Affiliated Managers Group, Inc. (I)(L)                                                                  52,500         2,410,275

Biotechnology 7.59%                                                                                                   10,489,340
Biogen Idec, Inc. (I)                                                                                   47,450         2,847,000
Gilead Sciences, Inc. (I)                                                                               28,000         1,809,920
Millennium Pharmaceuticals, Inc. (I)                                                                   138,000         1,534,560
Protein Design Labs, Inc. (I)(L)                                                                       265,300         4,297,860

Broadcasting & Cable TV 3.25%                                                                                          4,493,250
Univision Communications, Inc. (Class A) (I)(L)                                                         75,000         2,172,750
Westwood One, Inc. (I)                                                                                  97,500         2,320,500

Communications Equipment 7.51%                                                                                        10,375,649
Avaya, Inc. (I)(L)                                                                                     168,000         2,461,200
Comverse Technology, Inc (I)                                                                           266,400         4,544,784
JDS Uniphase Corp. (I)(L)                                                                              582,500         2,009,625
McDATA Corp. (Class B) (I)(L)                                                                          281,000         1,360,040

Computer Storage & Peripherals 2.43%                                                                                   3,363,000
Lexmark International, Inc. (I)                                                                         38,000         3,363,000

Data Processing & Outsourced Services 2.44%                                                                            3,373,500
Affiliated Computer Services, Inc. (Class A) (I)                                                        65,000         3,373,500

Diversified Commercial Services 5.85%                                                                                  8,081,039
ChoicePoint, Inc. (I)(L)                                                                                77,597         3,259,074
Sotheby's, Inc. (I)                                                                                    301,750         4,821,965

Diversified Metals & Mining 1.81%                                                                                      2,509,200
Freeport-McMoran Copper & Gold, Inc. (Class B)                                                          72,000         2,509,200

Electronic Manufacturing Services 1.88%                                                                                2,597,610
Flextronics International Ltd. (Singapore) (I)                                                          53,000           666,210
Jabil Circuit, Inc. (I)(L)                                                                              88,800         1,931,400

Employment Services 1.92%                                                                                              2,652,195
Manpower, Inc.                                                                                          60,900         2,652,195

Health Care Equipment 1.56%                                                                                            2,151,680
Invitrogen Corp. (I)(L)                                                                                 41,000         2,151,680

Health Care Facilities 1.30%                                                                                           1,796,530
Community Health Systems, Inc. (I)                                                                      73,000         1,796,530

Health Care Services 3.16%                                                                                             4,373,700
Caremark Rx, Inc. (I)                                                                                  143,400         4,373,700

Health Care Supplies 2.94%                                                                                             4,061,610
Medicines Co. (The) (I)(L)                                                                             153,500         4,061,610

Industrial Machinery 3.16%                                                                                             4,369,365
Danaher Corp.                                                                                           51,430         2,604,930
Parker- Hannifin Corp.                                                                                  30,750         1,764,435

Leisure Products 3.08%                                                                                                 4,254,900
Jarden Corp. (I)                                                                                        75,000         2,710,500
LeapFrog Enterprises, Inc. (I)(L)                                                                       78,000         1,544,400

Metal & Glass Containers 1.39%                                                                                         1,918,233
Pactiv Corp. (I)                                                                                        81,350         1,918,233

Movies & Entertainment 1.50%                                                                                           2,076,165
Radio One, Inc. (Class D) (I)(L)                                                                       136,500         2,076,165

Network Equipment 1.57%                                                                                                2,171,529
Foundry Networks, Inc. (I)                                                                             211,650         2,171,529

Oil And Gas Drilling 2.51%                                                                                             3,463,700
Patterson-UTI Energy, Inc. (I)                                                                         190,000         3,463,700

Oil And Gas Equipment And Services 5.45%                                                                               7,535,470
BJ Services Co. (I)                                                                                     82,500         4,096,950
Smith International, Inc. (I)                                                                           59,000         3,438,520

Oil And Gas Exploration And Production 2.93%                                                                           4,054,490
EOG Resources, Inc.                                                                                     63,800         4,054,490

Paper Products 1.49%                                                                                                   2,065,710
Smurfit-Stone Container Corp. (I)                                                                      111,000         2,065,710

Personal Products 2.19%                                                                                                3,029,100
Estee Lauder Cos., Inc. (The) (Class A)                                                                 69,000         3,029,100

Pharmaceuticals 1.20%                                                                                                  1,653,536
Taro Pharmaceutical Industries Ltd. (Israel) (I)(L)                                                     74,050         1,653,536

Precious Metals & Minerals 2.00%                                                                                       2,766,699
Crown Holdings, Inc. (I)                                                                               272,850         2,766,699

Property And Casualty Insurance 1.67%                                                                                  2,305,500
RenaissanceRe Holdings Ltd. (Bermuda)                                                                   43,500         2,305,500

Restaurants 3.60%                                                                                                      4,980,150
Panera Bread Co. (I)(L)                                                                                135,000         4,980,150

Semiconductor Equipment 1.57%                                                                                          2,167,155
ASML Holding NV (NY Reg Shares) (Netherlands) (I)                                                       87,000         1,236,270
LTX Corp. (I)                                                                                          114,500           930,885

Semiconductors 1.91%                                                                                                   2,634,320
Broadcom Corp. (Class A) (I)                                                                            74,500         2,634,320

Specialty Stores 1.98%                                                                                                 2,742,725
Bed Bath & Beyond, Inc. (I)                                                                             77,500         2,742,725

Systems Software 5.35%                                                                                                 7,389,490
Symantec Corp. (I)                                                                                      87,350         4,084,486
VERITAS Software Corp. (I)                                                                             173,400         3,305,004

Trading Companies & Distributors 2.49%                                                                                 3,443,376
Fastenal Co. (L)                                                                                        55,200         3,443,376

Issuer, description, maturity date                                                                      Shares            Value
SHORT-TERM INVESTMENTS 27.98%                                                                                        $38,679,543
(Cost $38,679,543)

Cash Equivalents 27.98%                                                                                               38,679,543
AIM Cash Investment Trust (T)                                                                       38,679,543        38,679,543

TOTAL INVESTMENTS 127.98%                                                                                           $176,899,601

OTHER ASSETS AND LIABILITIES, NET (27.98%)                                                                          ($38,680,464)

TOTAL NET ASSETS 100.00%                                                                                            $138,219,137


John Hancock
Mid Cap Growth Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(L)  All or a portion of this security is on loan on July 31, 2004.

(I)  Non-income-producing security.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $171,751,474. Gross unrealized appreciation and depreciation of investments aggregated $20,861,032 and $15,712,905, respectively, resulting in net unrealized appreciation of $5,148,127.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


How to contact us
Internet   www.jhfunds.com

Mail       Regular mail:                            Express mail:
           John Hancock Signature Services, Inc.    John Hancock Signature Services, Inc.
           1 John Hancock Way, Suite 1000           Attn: Mutual Fund Image Operations
           Boston, MA  02217-1000                   529 Main Street
                                                    Charlestown, MA 02129

Phone      Customer service representatives         1-800-225-5291
           24-hour automated information            1-800-338-8080
           TDD line                                 1-800-554-6713

This report is for the information of the shareholders of the John Hancock Mid Cap Growth Fund.


390Q3  7/04
       9/04

JOHN HANCOCK
International Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
International Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 97.30%                                                                                                 $90,572,047
(Cost $86,938,857)

Australia 3.65%                                                                                                        3,401,992
News Corp. Ltd. (The)(Publishing)                                                                      135,081         1,155,978
WMC Resources Ltd. (Precious Metals & Minerals)                                                        399,737         1,455,666
Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)                                            62,734           790,348

Austria 0.81%                                                                                                            750,370
Telekom Austria AG (Telecommunications Equipment) (I)                                                   48,352           750,370

Belgium 2.03%                                                                                                          1,890,731
Interbrew SA (Brewers)                                                                                  62,443         1,890,731

Canada 3.18%                                                                                                           2,958,044
ATI Technologies, Inc. (Semiconductor Equipment) (I)                                                    47,200           759,920
Petro-Canada (Integrated Oil & Gas)                                                                     14,700           686,332
Precision Drilling Corp. (Oil & Gas Drilling) (I)                                                       30,400         1,511,792

Finland 0.29%                                                                                                            268,146
Stora Enso Oyj (R Shares) (Paper Products)                                                              19,300           268,146

France 7.44%                                                                                                           6,930,681
Alcatel SA (Telecommunications Equipment) (I)                                                           75,411           976,911
Bouygues SA (Building Products)                                                                         14,657           492,861
Christian Dior SA (Apparel, Accessories & Luxury Goods)                                                  2,847           173,096
Dassault Systemes SA (Systems Software)                                                                 32,643         1,463,944
Renualt SA (Automobile Manufacturers)                                                                   12,651           998,402
Thales SA (Aerospace & Defense)                                                                         25,416           885,245
Total SA (Oil & Gas Exploration & Production)                                                            9,991         1,940,222

Germany 4.16%                                                                                                          3,876,170
Bayer AG (Diversified Chemicals)                                                                        38,477         1,022,842
Deutsche Telekom AG (Telecommunication Services)                                                       113,272         1,895,595
Merck KGaA (Pharmaceuticals)                                                                            17,078           957,733

Greece 1.44%                                                                                                           1,344,860
Greek Organisation of Football Prognostics SA (Casinos & Gaming)                                        69,990         1,344,860

Hong Kong 1.87%                                                                                                        1,739,757
Esprit Holdings Ltd. (Apparel Retail)                                                                  177,300           788,773
Hong Kong Exchanges & Clearing Ltd. (Other Diversified Financial
Services)                                                                                               99,151           204,662
Sino Land Co., Ltd. (Real Estate Management & Development)                                           1,188,000           746,322

Indonesia 0.18%                                                                                                          167,243
PT Indonesian Satellite Corp. American Depositary Receipts
(ADR)(Telecommunications Equipment)                                                                      7,300           167,243

Italy 2.55%                                                                                                            2,370,191
ENI SpA (Oil & Gas Drilling)                                                                            33,900           697,917
Saipem SpA (Oil & Gas Drilling)                                                                         77,700           739,955
Telecom Italia Mobile SpA (Telecommunications Equipment)                                               175,200           932,319

Japan 22.34%                                                                                                          20,795,570
Ajinomoto Co., Inc. (Food Retail)                                                                       40,000           464,762
Asahi Glass Co., Ltd. (Industrial Conglomerates)                                                        76,000           683,253
Canon, Inc. (Office Services & Supplies)                                                                22,000         1,073,797
Chugai Pharmaceutical Co., Ltd. (Biotechnology)                                                         72,800         1,142,409
Daiwa Securities Group, Inc. (Investment Banking & Brokerage)                                           74,000           485,344
Fuji Photo Film Co., Ltd. (Photographic Products)                                                       43,000         1,288,592
Ito-Yokado Co., Ltd. (Department Stores)                                                                24,000           932,394
Kyocera Corp. (Electrical Components & Equipment)                                                       14,900         1,149,702
Matsushita Electric Industrial Co., Ltd. (Electrical Components &
Equipment)                                                                                              89,000         1,185,016
Mitsubishi Estate Co., Ltd. (Real Estate Management &
Development)                                                                                            82,000           932,161
Mitsubishi Tokyo Financial Group, Inc. (Diversified Banks)                                                  40           357,813
Mitsui O.S.K. Lines, Ltd. (Marine Ports & Services)                                                    127,000           659,755
Mizuho Financial Group, Inc. (Diversified Banks)                                                           357         1,351,702
Shin-Etsu Chemcial Co., Ltd. (Diversified Chemicals)                                                    28,000           949,621
Sumitomo Corp. (Industrial Conglomerates)                                                              143,000           998,197
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)                                                  304         1,830,191
T&D Holdings, Inc. (Life & Health Insurance)                                                            19,600           909,174
Tokyo Gas Co., Ltd. (Gas Utilities)                                                                    209,000           746,328
Toppan Printing Co., Ltd. (Publishing)                                                                  93,000           929,541
Toyota Motor Corp. (Automobile Manufacturers)                                                           31,200         1,254,103
UFJ Holdings, Inc. (Diversified Banks)                                                                     114           457,207
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)                                                   29,600         1,014,508

Mexico 1.52%                                                                                                           1,411,335
America Movil SA de CV (ADR)(Telecommunications Equipment)                                              39,500         1,411,335

Netherlands 4.30%                                                                                                      4,004,072
ASM International NV (Semiconductor Equipment) (I)                                                      49,898           823,623
ASML Holding NV (NY Reg Shares) (Semiconductor Equipment) (I)                                           61,000           866,810
ING Groep NV (Multi-Line Insurance)                                                                     46,000         1,067,758
Vedior NV (Data Processing & Outsourced Service)                                                        84,822         1,245,881

Norway 1.05%                                                                                                             973,703
Telenor ASA (Telecommunication Services)                                                               142,923           973,703

Russia 1.01%                                                                                                             937,400
Lukoil (ADR)(Oil & Gas Exploration & Production)                                                         8,600           937,400

South Korea 2.51%                                                                                                      2,336,633
LG Electronics, Inc. (Electrical Components & Equipment)                                                29,720         1,237,592
NHN Corp. (Internet Software & Services)                                                                 5,558           460,513
POSCO (ADR)(Steel)                                                                                      17,600           638,528

Spain 3.57%                                                                                                            3,321,535
Altadis SA (Tobacco)                                                                                    48,090         1,503,030
Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)                                                  63,600           846,877
Telefonica SA (Telecommunication Services) (I)                                                          66,642           971,628

Sweden 2.90%                                                                                                           2,696,822
Ericsson (LM) Telefonaktiebolaget AB (ADR) (Telecommunications
Equipment) (I)                                                                                          63,300         1,690,743
Sandvik AB (Industrial Machinery)                                                                       29,300         1,006,079

Switzerland 8.03%                                                                                                      7,476,196
Holcim Ltd. (Building Products)                                                                         37,565         1,965,824
Novartis AG (Pharmaceuticals)                                                                           33,710         1,508,498
Roche Holding AG (Pharmaceuticals)                                                                      21,757         2,151,296
Synthes, Inc. (Health Care Supplies)                                                                     7,770           765,248
UBS AG (Diversified Banks)                                                                              16,221         1,085,330

Taiwan 1.02%                                                                                                             947,485
Asustek Computer, Inc. Global Depositary Receipts (Electronic
Equipment Manufacturers) (S)                                                                           426,600           941,293
Eva Airways Corp. (Airlines) (I)                                                                        16,704             6,192

Thailand 0.80%                                                                                                           745,557
Advanced Info Service Pcl (Telecommunication Services)                                                 320,900           745,557

United Kingdom 20.65%                                                                                                 19,227,554
Aegis Group Plc (Advertising)                                                                          718,737         1,094,600
BP Plc (Oil & Gas Equipment & Services)                                                                 72,773           682,842
BPB Plc (Building Products)                                                                            170,231         1,217,329
British Sky Broadcasting Group Plc (Broadcasting & Cable TV) (I)                                        82,600           907,981
Cadbury Schweppes Plc (Food Distributors)                                                              122,215         1,000,642
Carnival Plc (Hotels, Resorts & Cruise Lines)                                                           42,598         2,083,733
Diageo Plc (Brewers)                                                                                    73,541           911,372
George Wimpey Plc (Building Products)                                                                  177,700         1,196,418
Man Group Plc (Consumer Finance)                                                                        51,000         1,213,049
McCarthy & Stone Plc (Building Products)                                                                32,740           322,089
Morrison (WM) Supermarkets Plc (Food Retail)                                                           162,100           533,534
Next Plc (Apparel, Accessories & Luxury Goods)                                                          37,855         1,030,494
Reckitt Benckiser Plc (Diversified Commercial Services)                                                 44,000         1,203,375
Royal Bank of Scotland Group Plc (Diversified Banks)                                                    49,622         1,395,032
Tesco Plc (Food Retail)                                                                                124,400           575,716
United Business Media Plc (Broadcasting & Cable TV)                                                    193,760         1,740,570
Vodafone Group Plc (Telecommunications Equipment)                                                      877,990         1,903,919
WPP Group Plc (Advertising)                                                                             23,236           214,859

                                                                                                    Par shares
Issuer, Description                                                                                       (000)            Value
PREFERRED STOCKS 1.47%                                                                                                $1,368,406
(Cost $1,405,997)

Germany 1.47%                                                                                                          1,368,406
ProSiebenSat.1 Media AG (Broadcasting & Cable TV)                                                       79,316         1,368,406

Issuer
WARRANTS 2.26%                                                                                                        $2,106,063
(Cost $2,683,032)

India 0.01%                                                                                                               14,642
Hindustan Lever Ltd. (Diversified Commercial Services) (Q)(I)                                          115,000            14,642

Taiwan 2.25%                                                                                                           2,091,421
United Microelectronics Corp. (Electrical Components & Equipment)
(R)(I)                                                                                               1,984,224         1,266,774
Yageo Corp. (Electrical Components & Equipment) (R)(I)                                               1,995,000           824,647

                                                                                       Interest      Par Value
                                                                                       rate               (000)            Value
SHORT-TERM INVESTMENTS 2.20%                                                                                          $2,051,000
(Cost $2,051,000)

Joint Repurchase Agreement 2.20%                                                                                       2,051,000
Investment in a joint repurchase agreement transaction with
Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%           $2,051         2,051,000

TOTAL INVESTMENTS 103.23%                                                                                            $96,097,516

OTHER ASSETS AND LIABILITIES, NET (3.23%)                                                                            ($3,012,124)

TOTAL NET ASSETS 100.00%                                                                                             $93,085,392


John Hancock
International Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(Q)  Credit-linked warrant.

(R)  Equity-linked warrant.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $941,293 or 1.01% of net assets as of July 31, 2004.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $93,078,886. Gross unrealized appreciation and depreciation of investments aggregated $6,406,101 and $3,387,471, respectively, resulting in net unrealized appreciation of $3,018,630.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee


Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser
Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock International Fund.

400Q3  7/04
       9/04

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  September 27, 2004